Warrants - Summary of fair value of warrant liabilities (Detail)	Dec. 31, 2018
Risk-free rate of return [Member]
Warrants and Rights Outstanding, Measurement Input	249
Maturity date [Member]
Warrants and Rights Outstanding, Maturity Date	Sep. 25, 2019
Estimated volatility rate [Member]
Warrants and Rights Outstanding, Measurement Input	5,090
Exercise price [Member]
Warrants and Rights Outstanding, Measurement Input	606
Fair value of underlying convertible preferred shares [Member]
Warrants and Rights Outstanding, Measurement Input	691